Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 46,381	¥ 37,771
Payables under securities lending transactions	737	1,092
Obligations to return securities received as collateral	6,047	7,223
Total	53,165	46,086
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	16,652	13,001
Payables under securities lending transactions	165	359
Obligations to return securities received as collateral	3,438	4,229
Total	20,255	17,589
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	16,955	14,172
Payables under securities lending transactions	30	0
Obligations to return securities received as collateral	917	1,033
Total	17,902	15,205
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	1,012	773
Payables under securities lending transactions	0	76
Obligations to return securities received as collateral	358	400
Total	1,370	1,249
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	10,695	8,819
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	0	0
Total	10,695	8,819
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	190	346
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	2	38
Total	192	384
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	846	636
Payables under securities lending transactions	531	657
Obligations to return securities received as collateral	1,332	1,523
Total	2,709	2,816
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	31	24
Payables under securities lending transactions	11	0
Obligations to return securities received as collateral	0	0
Total	¥ 42	¥ 24